Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, (as the engaging party), Barclays Commercial Mortgage Securities LLC and Barclays Capital Real Estate Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the GFH 2025-IND Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2025-IND securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 7 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of June 17, 2025.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 22, 2025 with certain Collateral attribute calculations adjusted for the Closing Date:

o	GFH 2025-IND Accounting Tape Final.xlsx (provided on May 22, 2025).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit or an Excel file containing information from the Appraisal Report provided the Company.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Loan Agreement” refers to a draft or signed loan agreement and any exhibits or schedules thereof.
●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the refers to the Excel file provided by the Company, which includes rent roll information and historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From April 24, 2025 through May 22, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

May 22, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

GFH 2025-IND	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report; Underwriting File	None
5	Property Sub-Type	Appraisal Report; Underwriting File	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	CoStar Industrial Submarket	Underwriting File	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Wtd. Avg. Clear Height	Underwriting File	None
15	Total NRA	Underwriting File	None
16	Unit of Measure	Underwriting File	None
17	Occupancy (%)	Underwriting File	None
18	Occupancy (%) Date	Underwriting File	None
19	Office % of NRA	Recalculation	None
20	% of NRA Leased to Investment Grade Tenants	Recalculation	None
21	% of UW Gross Rent from Investment Grade Tenants	Recalculation	None
22	# of tenants	Underwriting File	None
23	WA Lease Expiration Date	Recalculation	None
24	WA Lease Term Remaining	Recalculation	None
25	Ownership Interest	Title Policy	None
26	Mortgage Loan Closing Date Balance	Loan Agreement	None
27	Mortgage Loan Closing Date Balance per SF	Recalculation	None
28	% of Mortgage Loan Closing Date Balance	Recalculation	None
29	Mortgage Loan Maturity Date Balance	Recalculation	None
30	Individual Appraised Value Date	Appraisal Report	None
31	Aggregate Individual Appraised Value	Appraisal Report	None
32	Aggregate Individual Appraised Value per SF	Recalculation	None
33	Portfolio Appraised Value Date	Appraisal Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

GFH 2025-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
34	Portfolio Appraised Value	Appraisal Report	None
35	Portfolio Appraised Value per SF	Recalculation	None
36	Portfolio Appraised Value Premium	Recalculation	None
37	Engineering Report Provider	Engineering Report	None
38	Engineering Report Date	Engineering Report	None
39	Environmental Report Provider	Environmental Report	None
40	Environmental Report Date	Environmental Report	None
41	Phase II Required?	Environmental Report	None
42	Seismic Zone	Engineering Report, Seismic Report	None
43	PML %	Engineering Report, Seismic Report	None
44	Origination Date	None - Company Provided	None
45	Coupon	None - Company Provided	None
46	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
47	Amort Type	Loan Agreement	None
48	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
49	Annual Mortgage Loan Debt Service Payment	Recalculation	None
50	Prepayment String	Loan Agreement	None
51	Lockout Expiration Date	Loan Agreement	None
52	Lockout Period	Loan Agreement	None
53	Yield Maintenance Begin Date	Loan Agreement	None
54	Yield Maintenance End Date	Loan Agreement	None
55	Spread Maintenance Period	Loan Agreement	None
56	Open Period Begin Date	Loan Agreement	None
57	Open Period	Loan Agreement	None
58	Grace Period	Loan Agreement	None
59	First Loan Payment Date	Loan Agreement	None
60	Seasoning	Recalculation	None
61	Original Term to Maturity (Months)	Recalculation	None
62	Remaining Term to Maturity (Months)	Recalculation	None
63	Original Amortization Term (Months)	Not Applicable*	None
64	Remaining Amortization Term (Months)	Not Applicable*	None
65	Original IO Term (Months)	Recalculation	None
66	Remaining IO Term (Months)	Recalculation	None
67	Maturity Date	Loan Agreement	None
68	Lockbox	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

GFH 2025-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
69	Cash Management Type	Loan Agreement	None
70	Cash Management Trigger	Loan Agreement	None
71	Administrative Fee Rate (%)	Fee Schedule	None
72	Partial Release Allowed?	Loan Agreement	None
73	Property Release Description	Loan Agreement	None
74	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Recalculation	None
75	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Recalculation	None
76	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
77	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
78	Mortgage Loan UW NOI Debt Yield	Recalculation	None
79	Mortgage Loan UW NCF Debt Yield	Recalculation	None
80	Mortgage Loan UW NOI DSCR	Recalculation	None
81	Mortgage Loan UW NCF DSCR	Recalculation	None
82	Trigger Period	Loan Agreement	None
83	Initial Tax Escrow	Loan Agreement	None
84	Ongoing Tax Escrow Monthly	Loan Agreement	None
85	Tax Escrow Springing Conditions	Loan Agreement	None
86	Initial Insurance Escrow	Loan Agreement	None
87	Ongoing Insurance Escrow Monthly	Loan Agreement	None
88	Insurance Escrow Springing Conditions	Loan Agreement	None
89	Initial Immediate Repairs Escrow	Loan Agreement	None
90	Initial CapEx Escrow	Loan Agreement	None
91	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
92	Cap Ex Escrow Springing Conditions	Loan Agreement	None
93	Initial TI/LC Escrow	Loan Agreement	None
94	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
95	TI/LC Escrow Springing Conditions	Loan Agreement	None
96	Initial Other Escrow	Loan Agreement	None
97	Ongoing Other Escrow Monthly	Loan Agreement	None
98	Ongoing Other Escrow Springing Condition	Loan Agreement	None
99	Other Escrow Description	Loan Agreement	None
100	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GFH 2025-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
101	Largest Tenant (by UW Gross Rent) UW Gross Rent ($)	Underwriting File	None
102	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
103	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
104	Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
105	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
106	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent ($)	Underwriting File	None
107	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
108	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
109	2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
110	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
111	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent ($)	Underwriting File	None
112	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
113	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
114	3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
115	Base Rent 2024	Underwriting File	$1.00
116	Base Rent Budget	Underwriting File	$1.00
117	Base Rent Barclays	Underwriting File	$1.00
118	Credit Tenant Rent Steps 2024	Underwriting File	$1.00
119	Credit Tenant Rent Steps Budget	Underwriting File	$1.00
120	Credit Tenant Rent Steps Barclays	Underwriting File	$1.00
121	Base Rent Steps 2024	Underwriting File	$1.00
122	Base Rent Steps Budget	Underwriting File	$1.00
123	Base Rent Steps Barclays	Underwriting File	$1.00
124	Reimbursements 2024	Underwriting File	$1.00
125	Reimbursements Budget	Underwriting File	$1.00
126	Reimbursements Barclays	Underwriting File	$1.00
127	Gross Potential Income 2024	Underwriting File	$1.00
128	Gross Potential Income Budget	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

GFH 2025-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
129	Gross Potential Income Barclays	Underwriting File	$1.00
130	Other Income 2024	Underwriting File	$1.00
131	Other Income Budget	Underwriting File	$1.00
132	Other Income Barclays	Underwriting File	$1.00
133	Vacancy 2024	Underwriting File	$1.00
134	Vacancy Budget	Underwriting File	$1.00
135	Vacancy Barclays	Underwriting File	$1.00
136	Effective Gross Income 2024	Underwriting File	$1.00
137	Effective Gross Income Budget	Underwriting File	$1.00
138	Effective Gross Income Barclays	Underwriting File	$1.00
139	Real Estate Taxes 2024	Underwriting File	$1.00
140	Real Estate Taxes Budget	Underwriting File	$1.00
141	Real Estate Taxes Barclays	Underwriting File	$1.00
142	Insurance 2024	Underwriting File	$1.00
143	Insurance Budget	Underwriting File	$1.00
144	Insurance Barclays	Underwriting File	$1.00
145	Utilities 2024	Underwriting File	$1.00
146	Utilities Budget	Underwriting File	$1.00
147	Utilities Barclays	Underwriting File	$1.00
148	Repairs and Maintenance 2024	Underwriting File	$1.00
149	Repairs and Maintenance Budget	Underwriting File	$1.00
150	Repairs and Maintenance Barclays	Underwriting File	$1.00
151	REA Expenses 2024	Underwriting File	$1.00
152	REA Expenses Budget	Underwriting File	$1.00
153	REA Expenses Barclays	Underwriting File	$1.00
154	Management Fee 2024	Underwriting File	$1.00
155	Management Fee Budget	Underwriting File	$1.00
156	Management Fee Barclays	Underwriting File	$1.00
157	Non-Recoverable 2024	Underwriting File	$1.00
158	Non-Recoverable Budget	Underwriting File	$1.00
159	Non-Recoverable Barclays	Underwriting File	$1.00
160	General and Administrative 2024	Underwriting File	$1.00
161	General and Administrative Budget	Underwriting File	$1.00
162	General and Administrative Barclays	Underwriting File	$1.00
163	Total Expenses 2024	Underwriting File	$1.00
164	Total Expenses Budget	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

GFH 2025-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
165	Total Expenses Barclays	Underwriting File	$1.00
166	Net Operating Income 2024	Underwriting File	$1.00
167	Net Operating Income Budget	Underwriting File	$1.00
168	Net Operating Income Barclays	Underwriting File	$1.00
169	TI/LC 2024	Underwriting File	$1.00
170	TI/LC Budget	Underwriting File	$1.00
171	TI/LC Barclays	Underwriting File	$1.00
172	Replacement Reserves 2024	Underwriting File	$1.00
173	Replacement Reserves Budget	Underwriting File	$1.00
174	Replacement Reserves Barclays	Underwriting File	$1.00
175	Net Cash Flow 2024	Underwriting File	$1.00
176	Net Cash Flow Budget	Underwriting File	$1.00
177	Net Cash Flow Barclays	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

GFH 2025-IND	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Office % of NRA	Quotient of (i) sum of Office SF from the Underwriting File and (ii) Total NRA.
20	% of NRA Leased to Investment Grade Tenants	Quotient of (i) sum of investment grade tenant square feet from the Underwriting File and (ii) Total NRA.
21	% of UW Gross Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant underwritten gross rent from the Underwriting File and (ii) sum of the total underwritten gross rent from the Underwriting File.
23	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each Mortgaged Property was multiplied by the corresponding underwritten base rent. Such amounts were summed and then divided by the aggregate underwritten base rent of the respective Mortgaged Property.
24	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Closing Date and the WA Lease Expiration Date and (ii) 365.
27	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total NRA.
28	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
29	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
32	Aggregate Individual Appraised Value per SF	Quotient of (i) Aggregate Individual Appraised Value and (ii) Total NRA.
35	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
36	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) Aggregate Individual Appraised Value, and (ii) 1.
48	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
49	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) Coupon, and (iii) Interest Calculation (30/360 / Actual/360).
60	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
61	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Maturity Date.

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GFH 2025-IND	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
62	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
65	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
66	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
74	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Aggregate Individual Appraised Value.
75	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Aggregate Individual Appraised Value.
76	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
77	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
78	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income Barclays and (ii) Mortgage Loan Closing Date Balance.
79	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow Barclays and (ii) Mortgage Loan Closing Date Balance.
80	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income Barclays and (ii) Annual Mortgage Loan Debt Service Payment.
81	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow Barclays and (ii) Annual Mortgage Loan Debt Service Payment.

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